Income Taxes - Schedule of Gross Unrecognized Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at the beginning of the period	$ 1,172	$ 699	$ 501
Additions for tax positions related to the current year	8,789	474	198
Increases related to prior year tax positions	947	0	0
Decreases based on settlements with taxing authorities	(21)	0	0
Lapse of statute of limitations	0	(1)	0
Unrecognized tax benefits at the end of the period	$ 10,887	$ 1,172	$ 699